Property and equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Property and equipment
Beginning balance	$ 7,970	$ 10,592
Additions	(738)	(2,904)
Disposals	(70)	(328)
Transfers	0	0
Translation to presentation currency	(1,266)	610
Ending balance	5,896	7,970
Cost
Property and equipment
Beginning balance	21,615	20,577
Additions	2,700	1,374
Disposals	(812)	(1,896)
Transfers	0	0
Translation to presentation currency	(4,536)	1,560
Ending balance	18,967	21,615
Depreciation
Property and equipment
Beginning balance	(13,645)	(9,985)
Additions	(3,438)	(4,278)
Disposals	742	1,568
Transfers	0	0
Translation to presentation currency	3,270	(950)
Ending balance	(13,071)	(13,645)
IT equipment | Cost
Property and equipment
Beginning balance	15,773	14,479
Additions	2,556	1,189
Disposals	(749)	(1,085)
Transfers	(5)	1
Translation to presentation currency	(3,444)	1,189
Ending balance	14,131	15,773
IT equipment | Depreciation
Property and equipment
Beginning balance	(10,343)	(7,203)
Additions	(2,620)	(3,432)
Disposals	684	1,001
Transfers	0	0
Translation to presentation currency	2,469	(709)
Ending balance	$ (9,810)	$ (10,343)
Weighted average rate (p.a.)	20.90%	26.80%
Furniture and fixtures | Cost
Property and equipment
Beginning balance	$ 1,493	$ 1,975
Additions	18	21
Disposals	(60)	(612)
Transfers	8	4
Translation to presentation currency	(271)	105
Ending balance	1,188	1,493
Furniture and fixtures | Depreciation
Property and equipment
Beginning balance	(849)	(1,005)
Additions	(152)	(200)
Disposals	58	429
Transfers	0	(2)
Translation to presentation currency	200	(71)
Ending balance	$ (743)	$ (849)
Weighted average rate (p.a.)	10.90%	11.80%
Leasehold improvements | Cost
Property and equipment
Beginning balance	$ 4,347	$ 4,120
Additions	3	3
Disposals	(3)	(199)
Transfers	84	157
Translation to presentation currency	(818)	266
Ending balance	3,613	4,347
Leasehold improvements | Depreciation
Property and equipment
Beginning balance	(2,453)	(1,777)
Additions	(666)	(646)
Disposals	0	138
Transfers	0	2
Translation to presentation currency	601	(170)
Ending balance	$ (2,518)	$ (2,453)
Weighted average rate (p.a.)	16.10%	13.90%
In progress | Cost
Property and equipment
Beginning balance	$ 2	$ 3
Additions	123	161
Disposals	0	0
Transfers	(87)	(162)
Translation to presentation currency	(3)	0
Ending balance	$ 35	$ 2